Not FDIC Insured May Lose Value No Bank Guarantee
38963-Q3PH

Schedule of Investments
(unaudited)
Putnam Floating Rate Income Fund 2
Notes to Schedule of Investments 16

Putnam Funds Trust
Schedule of Investments (unaudited), November 30, 2025
Putnam Floating Rate Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 8.1%
Building Products 0.7%
a
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 2,000,000 $ 2,124,438
Capital Markets 0.5%
a
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.125% , 11/01/32 ............................. United States 1,500,000 1,527,219
Construction & Engineering 0.3%
a
Brand Industrial Services, Inc. , Senior Secured Note , 144A,
10.375% , 8/01/30 .................................. United States 1,000,000 981,907
Consumer Finance 0.3%
a
Encore Capital Group, Inc. , Senior Secured Note , 144A, 9.25% ,
4/01/29 ......................................... United States 900,000 948,398
Entertainment 0.3%
a
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 900,000 937,747
Financial Services 0.3%
a
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5% , 2/15/29 United States 900,000 953,432
Ground Transportation 0.2%
a
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 500,000 523,680
Hotels, Restaurants & Leisure 0.7%
a
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 980,000 988,838
a
Sabre GLBL, Inc. , Senior Secured Note , 144A, 10.75% , 11/15/29 United States 1,500,000 1,321,021
2,309,859
Household Durables 0.3%
a
Newell Brands, Inc. , Senior Note , 144A, 8.5% , 6/01/28 ....... United States 1,000,000 1,043,476
Insurance 0.3%
a
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
7.5% , 11/06/30 .................................... United States 1,000,000 1,039,192
Media 0.9%
a
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 1,215,000 1,266,771
a
Univision Communications, Inc. , Senior Secured Note , 144A,
7.375% , 6/30/30 ................................... United States 1,500,000 1,523,017
2,789,788
Metals & Mining 0.2%
a
Novelis Corp. , Senior Note , 144A, 6.875% , 1/30/30 .......... United States 587,000 608,751
Mortgage Real Estate Investment Trusts (REITs) 0.6%
a
Starwood Property Trust, Inc. , Senior Note , 144A, 6.5% , 7/01/30 United States 2,000,000 2,094,600
Oil, Gas & Consumable Fuels 0.9%
a
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 2,000,000 1,973,880
a
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.125% ,
6/01/28 ......................................... United States 1,000,000 1,024,969
2,998,849

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines 0.7%
a
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 2,000,000 $ 2,125,526
Software 0.5%
a
Central Parent, Inc. / CDK Global, Inc. , Senior Secured Note ,
144A, 7.25% , 6/15/29 ............................... United States 2,000,000 1,661,300
Trading Companies & Distributors 0.4%
a
EquipmentShare.com, Inc. , Secured Note , 144A, 9% , 5/15/28 .. United States 1,180,000 1,205,849
Total Corporate Bonds (Cost $25,787,422) ....................................
25,874,011
Senior Floating Rate Interests 88.5%
b
Aerospace & Defense 1.6%
Bleriot US Bidco, Inc., First Lien, 2023 CME Term Loan, 6.502%,
(3-month SOFR + 2.5%), 10/31/30 ..................... United States 488,825 491,447
Goat Holdco LLC, First Lien, CME Term Loan, B, 6.666%,
(1-month SOFR + 2.75%), 1/27/32 ..................... United States 1,467,625 1,473,129
TransDigm, Inc., First Lien, CME Term Loan, J, 6.502%, (3-month
SOFR + 2.5%), 2/28/31 ............................. United States 2,286,975 2,293,230
Vertex Aerospace Services Corp., First Lien, 2024 CME Term
Loan, 6.166%, (1-month SOFR + 2.25%), 12/06/30 ........ United States 496,250 498,888
4,756,694
a a a a a a
Air Freight & Logistics 0.6%
b
Rand Parent LLC, First Lien, CME Term Loan, B, 7.002%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 1,790,152 1,794,815
b
Automobile Components 2.4%
c
Allison Transmission, Inc., First Lien, CME Term Loan, 5.433%,
(12-month SOFR + 1.75%), 11/08/32 ................... United States 936,455 941,020
Clarios Global LP, First Lien, 2024 Dollar CME Term Loan,
6.416%, (1-month SOFR + 2.5%), 5/06/30 ............... United States 2,553,432 2,558,219
DexKo Global, Inc., First Lien, 2023 Incremental CME Term Loan,
8.166%, (1-month SOFR + 4.25%), 10/04/28 ............. United States 2,110,255 2,093,901
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan, 7.78%, (1-month SOFR + 3.75%), 10/04/28 ......... United States 977,215 966,691
c
First Brands Group LLC, First Lien, USD Debtor-In-Possession
New Money CME Term Loan, 5.534%, (1-month SOFR +
1.55%), 6/29/26 ................................... United States 126,374 133,139
First Brands Group LLC, Second Lien, 2021 CME Term Loan,
14.599%, (1-month SOFR + 8.5%), 3/30/28 .............. United States 2,042,839 38,937
LCI Industries, First Lien, 2025 CME Term Loan, B, 6.166%,
(1-month SOFR + 2.25%), 3/25/32 ..................... United States 995,006 1,001,225
7,733,132
a a a a a a
Automobiles 0.9%
b,c
American Trailer World Corp., First Lien, CME Term Loan, B,
7.766%, (1-month SOFR + 3.75%), 3/03/28 .............. United States 3,110,850 2,770,071
b
Beverages 0.0%
†
Naked Juice LLC, First Lien, 2nd Out CME Term Loan, 7.352%,
(3-month SOFR + 3.25%), 1/24/29 ..................... United States 69,650 50,347
d
Naked Juice LLC, First Lien, 3rd Out CME Term Loan, PIK,
5.102%, (3-month SOFR + 1%), 1/24/30 ................ United States 286,335 110,419
160,766
a a a a a a

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Biotechnology 0.1%
b,c
Genmab A/S, First Lien, CME Term Loan, B, 6.542%, (12-month
SOFR + 3%), 11/19/32 .............................. Denmark 371,803 $ 373,584
Broadline Retail 0.4%
b
Peer Holding III BV, First Lien, CME Term Loan, B5B, 6.502%,
(3-month SOFR + 2.5%), 7/01/31 ...................... Netherlands 1,240,625 1,246,388
b
Building Products 3.4%
Chariot Buyer LLC, First Lien, Amendment No. 5 Incremental
CME Term Loan, 6.916%, (1-month SOFR + 3%), 9/08/32 ... United States 2,887,762 2,898,144
Cornerstone Building Brands, Inc., First Lien, New CME Term
Loan, B, 7.309%, (1-month SOFR + 3.25%), 4/12/28 ....... United States 1,315,033 1,053,874
Janus International Group LLC, First Lien, CME Term Loan, B,
6.322%, (3-month SOFR + 2.5%), 8/05/30 ............... United States 1,768,000 1,774,630
Quikrete Holdings, Inc., First Lien, CME Term Loan, B1, 6.166%,
(1-month SOFR + 2.25%), 4/14/31 ..................... United States 1,478,200 1,482,205
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term
Loan, 6.916%, (1-month SOFR + 3%), 3/30/29 ............ United States 280,321 281,080
TAMKO Building Products LLC, First Lien, 2024 CME Term Loan,
6.651%, (1-month SOFR + 2.75%; 3-month SOFR + 2.75%;
6-month SOFR + 2.75%), 9/20/30 ..................... United States 1,980,412 1,987,007
Watlow Electric Manufacturing Co., First Lien, Initial CME Term
Loan, 6.84%, (3-month SOFR + 3%), 3/02/28 ............. United States 1,307,091 1,312,973
10,789,913
a a a a a a
b
Capital Markets 2.9%
Aretec Group, Inc., First Lien, CME Term Loan, B3, 7.465%,
(1-month SOFR + 3.5%), 8/09/30 ...................... United States 2,201,018 2,210,152
Celestial-Saturn Parent, Inc., Second Lien, Initial CME Term Loan,
10.579%, (1-month SOFR + 6.5%), 6/04/29 .............. United States 2,500,000 2,514,063
Dragon Buyer, Inc., First Lien, CME Term Loan, 6.752%, (3-month
SOFR + 2.75%), 9/30/31 ............................ United States 1,498,113 1,506,226
Jane Street Group LLC, First Lien, Extended CME Term Loan,
6.197%, (3-month SOFR + 2%), 12/15/31 ................ United States 1,077,213 1,067,944
Nexus Buyer LLC, First Lien, Initial CME Term Loan, 7.416%,
(1-month SOFR + 3.5%), 7/31/31 ...................... United States 1,994,987 1,974,369
9,272,754
a a a a a a
b
Chemicals 5.1%
A-AP Buyer, Inc., First Lien, Initial CME Term Loan, 6.752%,
(3-month SOFR + 2.75%), 9/09/31 ..................... United States 992,500 998,083
ARC Falcon I, Inc., First Lien, Initial CME Term Loan, 7.516%,
(1-month SOFR + 3.5%), 10/02/28 ..................... United States 1,969,349 1,969,359
Geon Performance Solutions LLC, First Lien, Initial CME Term
Loan, 8.513%, (3-month SOFR + 4.25%), 8/18/28 ......... United States 961,106 846,254
c
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.453%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 2,751,765 2,696,743
Minerals Technologies, Inc., First Lien, CME Term Loan, B,
5.916%, (1-month SOFR + 2%), 11/26/31 ................ United States 1,102,668 1,105,424
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1, 7.036%, (3-month SOFR + 3.25%), 4/03/28 .. Netherlands 1,421,337 1,420,548
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2, 7.162%, (3-month SOFR + 3.25%), 4/03/28 .. Netherlands 736,945 736,484
Olympus Water US Holding Corp., First Lien, 6 Dollar CME Term
Loan, B6, 7.002%, (3-month SOFR + 3%), 6/23/31 ......... United States 2,250,555 2,223,267
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B,
5.593%, (3-month SOFR + 1.75%), 10/29/32 ............. United States 1,080,432 1,085,164

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
b
Chemicals (continued)
Tronox Finance LLC, First Lien, 2024-B2 CME Term Loan,
6.252%, (3-month SOFR + 2.25%), 4/04/29 .............. United States 1,967,613 $ 1,550,311
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan,
8.327%, (3-month SOFR + 4.25%), 4/23/29 .............. United States 2,693,996 1,385,387
W.R. Grace Holdings LLC, First Lien, CME Term Loan, B1,
7.002%, (3-month SOFR + 3%), 8/19/32 ................ United States 746,175 745,944
16,762,968
a a a a a a
b
Commercial Services & Supplies 5.4%
Allied Universal Holdco LLC, First Lien, Amendment No. 7
Replacement USD CME Term Loan, 7.266%, (1-month SOFR +
3.25%), 8/20/32 ................................... United States 1,005,930 1,011,241
Cimpress USA, Inc., First Lien, 2024-2 Refinancing CME Term
Loan, B1, 6.416%, (1-month SOFR + 2.5%), 5/17/28 ....... Ireland 305,377 306,522
Enviri Corp., First Lien, CME Term Loan, B3, 6.28%, (1-month
SOFR + 2.25%), 6/09/28 ............................ United States 1,915,000 1,919,309
Garda World Security Corp., First Lien, Twelfth Additional CME
Term Loan, 6.948%, (1-month SOFR + 3%), 2/01/29 ....... Canada 3,060,175 3,062,470
c
HNI Corp., First Lien, CME Term Loan, B, 5.542%, (12-month
SOFR + 2%), 11/19/32 .............................. United States 500,000 500,000
c
Latham Pool Products, Inc., First Lien, Initial CME Term Loan,
7.972%, (3-month SOFR + 4%), 2/23/29 ................ United States 2,487,315 2,487,315
Madison IAQ LLC, First Lien, Initial CME Term Loan, 6.702%,
(6-month SOFR + 2.5%), 6/21/28 ...................... United States 2,758,084 2,770,909
MillerKnoll, Inc., First Lien, 2025 CME Term Loan, B, 6.166%,
(1-month SOFR + 2.25%), 8/09/32 ..................... United States 900,000 900,891
Openlane, Inc., First Lien, 2025 Incremental CME Term Loan,
6.365%, (3-month SOFR + 2.5%), 10/01/32 .............. United States 1,200,000 1,203,000
Prometric Holdings, Inc., First Lien, Initial CME Term Loan,
7.666%, (1-month SOFR + 3.75%), 6/25/32 .............. United States 625,000 629,609
TRC Cos., Inc., First Lien, 2025 Refinancing CME Term Loan,
6.916%, (1-month SOFR + 3%), 12/08/28 ................ United States 1,964,796 1,974,807
16,766,073
a a a a a a
b
Communications Equipment 0.5%
Viasat, Inc., First Lien, Initial CME Term Loan, 8.53%, (1-month
SOFR + 4.5%), 3/02/29 ............................. United States 969,925 965,846
Viavi Solutions, Inc., First Lien, CME Term Loan, 6.394%,
(3-month SOFR + 2.5%), 10/18/32 ..................... United States 519,031 522,600
1,488,446
a a a a a a
b
Construction & Engineering 1.1%
Brand Industrial Services, Inc., First Lien, CME Term Loan, C,
8.354%, (3-month SOFR + 4.5%), 8/01/30 ............... United States 872,162 783,476
Chromalloy Corp., First Lien, CME Term Loan, 7.226%, (3-month
SOFR + 3.25%), 3/27/31 ............................ United States 740,625 745,313
Construction Partners, Inc., First Lien, Closing Date CME Term
Loan, 6.416%, (1-month SOFR + 2.5%), 11/03/31 ......... United States 285,809 287,299
Kodiak Building Partners, Inc., First Lien, CME Term Loan, B,
7.752%, (3-month SOFR + 3.75%), 12/04/31 ............. United States 1,822,764 1,764,891
3,580,979
a a a a a a
Consumer Finance 0.6%
b
Neon Maple US Debt Mergersub, Inc., First Lien, CME Term
Loan, B1, 6.416%, (1-month SOFR + 2.5%), 11/17/31 ...... United States 1,990,013 1,994,699

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Containers & Packaging 1.7%
b
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B, 7.166%, (1-month SOFR +
3.25%), 4/01/32 ................................... United States 1,546,208 $ 1,538,624
e
Klockner Pentaplast of America, Inc., First Lien, U.S. CME Term
Loan, TBD, 11/01/32 ............................... Luxembourg 503,389 464,376
b
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B, 9.044%, (6-month SOFR + 4.75%), 2/12/26 ....... Luxembourg 1,947,548 928,981
b
Mauser Packaging Solutions Holding Co., First Lien, Initial CME
Term Loan, 7.484%, (1-month SOFR + 3.5%), 4/15/27 ...... United States 1,446,898 1,430,020
b
Plastipak Packaging, Inc., First Lien, CME Term Loan, B, 6.416%,
(1-month SOFR + 2.5%), 9/24/32 ...................... United States 400,000 400,208
b
Pregis TopCo LLC, First Lien, Tenth Amendment CME Term Loan,
7.916%, (1-month SOFR + 4%), 2/01/29 ................ United States 942,763 948,806
5,711,015
a a a a a a
b
Distributors 1.8%
Core & Main LP, First Lien, CME Term Loan, D, 5.916%, (1-month
SOFR + 2%), 7/27/28 ............................... United States 1,235,835 1,238,752
Gloves Buyer, Inc., First Lien, Initial CME Term Loan, 7.916%,
(1-month SOFR + 4%), 5/21/32 ....................... United States 2,000,000 1,985,540
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 8.002%, (3-month SOFR + 4%), 11/30/30 ........... United States 1,734,455 1,722,965
Windsor Holdings III LLC, First Lien, 2025 Refinancing CME Term
Loan, B, 6.666%, (1-month SOFR + 2.75%), 8/01/30 ....... United States 980,143 982,442
5,929,699
a a a a a a
b
Diversified Consumer Services 1.5%
Anticimex Global AB, First Lien, CME Term Loan, B6, 7.76%, (1-
day SOFR + 3.4%), 11/16/28 ......................... Sweden 492,507 495,304
Ascend Learning LLC, First Lien, Initial CME Term Loan, 6.916%,
(1-month SOFR + 3%), 12/11/28 ...................... United States 1,952,070 1,954,745
HomeServe USA Corp., First Lien, Amendment No. 1 Refinancing
CME Term Loan, 5.96%, (1-month SOFR + 2%), 10/21/30 ... United Kingdom 985,000 987,157
Lernen Bidco Ltd., First Lien, USD CME Term Loan, B3, 7.84%,
(1-day SOFR + 3.5%), 10/27/31 ....................... United Kingdom 229,617 230,383
Mavis Tire Express Services Topco Corp., First Lien, 2025
Incremental CME Term Loan, 6.916%, (1-month SOFR + 3%),
5/04/28 ......................................... United States 880,531 883,890
4,551,479
a a a a a a
Diversified Telecommunication Services 0.5%
b
Frontier Communications Holdings LLC, First Lien, Initial CME
Term Loan, 6.459%, (1-month SOFR + 2.5%), 7/01/31 ...... United States 1,488,769 1,491,798
b
Electric Utilities 0.0%
†
Invenergy Thermal Operating I LLC, First Lien, CME Term Loan,
B, 7.734%, (1-day SOFR + 3.5%), 5/17/32 ............... United States 84,061 84,612
Invenergy Thermal Operating I LLC, First Lien, CME Term Loan,
C, 7.744%, (1-day SOFR + 3.5%), 5/17/32 ............... United States 6,010 6,049
90,661
a a a a a a
Electrical Equipment 0.3%
b
Indicor LLC, First Lien, Dollar CME Term Loan, D, 6.752%,
(3-month SOFR + 2.75%), 11/22/29 .................... United States 977,687 983,983

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
b
Electronic Equipment, Instruments & Components 0.5%
Ingram Micro, Inc., First Lien, CME Term Loan, B2, 6.248%,
(3-month SOFR + 2.25%), 9/22/31 ..................... United States 799,898 $ 803,177
MX Holdings US, Inc., First Lien, Senior USD CME Term Loan, B,
5.916%, (1-month SOFR + 2%), 3/17/32 ................ United States 180,916 181,991
c
Spectris plc, First Lien, CME Term Loan, 6.844%, (12-month
SOFR + 2.75%), 9/24/32 ............................ United Kingdom 356,083 358,086
1,343,254
a a a a a a
b
Entertainment 1.1%
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.78%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 498,695 484,502
TKO Worldwide Holdings LLC, First Lien, CME Term Loan, B5,
5.868%, (3-month SOFR + 2%), 11/21/31 ................ United States 2,745,413 2,757,370
3,241,872
a a a a a a
b
Financial Services 2.3%
Boost Newco Borrower LLC, First Lien, CME Term Loan, B2,
6.002%, (3-month SOFR + 2%), 1/31/31 ................ United States 1,323,350 1,327,651
Colossus Acquireco LLC, First Lien, Initial CME Term Loan,
5.87%, (1-day SOFR + 1.75%), 7/30/32 ................. United States 1,500,000 1,496,017
Corpay Technologies Operating Co. LLC, First Lien, CME Term
Loan, B6, 5.757%, (1-month SOFR + 1.75%), 11/05/32 ..... United States 1,063,830 1,063,569
Greystone Select Financial LLC, First Lien, Initial CME Term
Loan, 9.119%, (3-month SOFR + 5%), 6/16/28 ............ United States 1,416,923 1,409,839
Red Planet Borrower LLC, First Lien, Initial CME Term Loan,
7.916%, (1-month SOFR + 4%), 9/08/32 ................ United States 1,295,011 1,296,630
Speed Midco 3 SARL, First Lien, USD CME Term Loan, B,
6.288%, (6-month SOFR + 2.5%), 10/01/32 .............. Luxembourg 877,193 877,741
7,471,447
a a a a a a
Food Products 0.1%
b
Saratoga Food Specialties LLC, First Lien, Additional CME Term
Loan, 7, 7.308%, (3-month SOFR + 3.25%), 3/12/29 ....... United States 331,667 335,121
b
Ground Transportation 1.3%
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
5.752%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 623,700 623,391
c
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME Term
Loan, B4, 7.166%, (1-month SOFR + 3.25%), 1/25/29 ...... United States 2,994,949 2,964,371
d
LaserShip, Inc., First Lien, CME Term Loan, B1, PIK, 5.763%,
(3-month SOFR + 1.5%), 8/10/29 ...................... United States 505,625 376,999
d
LaserShip, Inc., First Lien, CME Term Loan, D, PIK, 5.763%,
(3-month SOFR + 1.5%), 8/10/29 ...................... United States 366,142 96,336
Savage Enterprises LLC, First Lien, Amendment No. 7 CME Term
Loan, 6.506%, (1-month SOFR + 2.5%), 8/05/32 .......... United States 425,022 426,465
4,487,562
a a a a a a
b
Health Care Equipment & Supplies 1.8%
Bausch + Lomb Corp., First Lien, New CME Term Loan, 7.916%,
(1-month SOFR + 4%), 9/29/28 ....................... United States 591,439 594,029
Bausch + Lomb Corp., First Lien, Third Amendment CME Term
Loan, 8.166%, (1-month SOFR + 4.25%), 1/15/31 ......... United States 2,526,674 2,546,256
Medline Borrower LP, First Lien, 2030 Refinancing CME Term
Loan, 5.916%, (1-month SOFR + 2%), 10/23/30 ........... United States 2,638,004 2,644,361
5,784,646
a a a a a a

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
b
Health Care Providers & Services 3.7%
Charlotte Buyer, Inc., First Lien, Second Refinancing CME Term
Loan, 8.207%, (1-month SOFR + 4.25%), 2/11/28 ......... United States 982,537 $ 979,546
Concentra Health Services, Inc., First Lien, CME Term Loan, B1,
5.916%, (1-month SOFR + 2%), 7/28/31 ................ United States 992,513 998,095
Covetrus, Inc., First Lien, Initial CME Term Loan, 9.002%,
(3-month SOFR + 5%), 10/15/29 ...................... United States 972,544 843,682
Dermatology Intermediate Holdings III, Inc., First Lien, Initial CME
Term Loan, 8.09%, (3-month SOFR + 4.25%), 3/26/29 ...... United States 1,496,134 1,424,133
Global Medical Response, Inc., First Lien, Initial CME Term Loan,
7.384%, (3-month SOFR + 3.5%), 10/01/32 .............. United States 931,677 937,621
LifePoint Health, Inc., First Lien, CME Term Loan, B1, 7.709%,
(1-month SOFR + 3.75%), 5/19/31 ..................... United States 1,486,739 1,492,783
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5, 6.416%,
(1-month SOFR + 2.5%), 2/21/31 ...................... United States 1,970,100 1,981,674
Phoenix Newco, Inc., First Lien, Sixth Amendment CME Term
Loan, 6.166%, (1-month SOFR + 2.25%), 11/15/28 ........ United States 1,291,052 1,297,992
Surgery Center Holdings, Inc., First Lien, 2025 Refinancing CME
Term Loan, 6.416%, (1-month SOFR + 2.5%), 12/19/30 ..... United States 1,970,063 1,976,751
11,932,277
a a a a a a
Health Care Technology 0.7%
b
AthenaHealth Group, Inc., First Lien, Initial CME Term Loan,
6.666%, (1-month SOFR + 2.75%), 2/15/29 .............. United States 2,212,842 2,212,621
b
Hotels, Restaurants & Leisure 4.1%
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B, 6.166%, (1-month SOFR + 2.25%), 2/06/30 ... United States 1,630,000 1,619,478
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
7.166%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 928,089 928,070
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.752%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 395,970 395,229
Flynn Restaurant Group LP, First Lien, 2025 CME Term Loan,
7.666%, (1-month SOFR + 3.75%), 1/28/32 .............. United States 1,708,367 1,714,654
Golden State Foods LLC, First Lien, Initial CME Term Loan,
8.002%, (3-month SOFR + 4%), 12/04/31 ................ United States 559,336 562,729
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
8.753%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 611,658 606,101
IRB Holding Corp., First Lien, 2024 Second Replacement CME
Term Loan, B, 6.465%, (1-month SOFR + 2.5%), 12/15/27 ... United States 957,692 958,975
Light & Wonder International, Inc., First Lien, CME Term Loan,
B2, 6.209%, (1-month SOFR + 2.25%), 4/16/29 ........... United States 2,431,780 2,440,389
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 6.934%, (3-month SOFR + 3%), 4/04/29 ... United States 2,925,450 2,875,176
SeaWorld Parks & Entertainment, Inc., First Lien, CME Term
Loan, B3, 5.916%, (1-month SOFR + 2%), 12/04/31 ........ United States 985,038 969,646
13,070,447
a a a a a a
b
Household Durables 1.2%
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 7.252%,
(3-month SOFR + 3.25%), 1/16/32 ..................... Netherlands 2,645,721 2,657,958
TGP Holdings III LLC, First Lien, Closing Date CME Term Loan,
7.266%, (1-month SOFR + 3.25%), 6/29/28 .............. United States 1,498,549 1,409,355
4,067,313
a a a a a a
b
Household Products 0.6%
Energizer Holdings, Inc., First Lien, Initial CME Term Loan,
5.951%, (1-month SOFR + 2%), 3/19/32 ................ United States 267,778 268,280

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
b
Household Products (continued)
c
Lavender Dutch BorrowerCo BV, First Lien, CME Term Loan, B,
7.009%, (12-month SOFR + 3.25%), 9/27/32 ............. Netherlands 1,702,128 $ 1,709,047
1,977,327
a a a a a a
b
Independent Power and Renewable Electricity Producers 0.8%
Calpine Construction Finance Co. LP, First Lien, Refinancing
CME Term Loan, 5.965%, (1-month SOFR + 2%), 7/19/30 ... United States 2,014,258 2,014,892
Talen Energy Supply LLC, First Lien, 2024-1 Incremental CME
Term Loan, B, 6.353%, (3-month SOFR + 2.5%), 12/11/31 ... United States 356,054 357,389
Talen Energy Supply LLC, First Lien, Initial CME Term Loan, B,
6.353%, (3-month SOFR + 2.5%), 5/17/30 ............... United States 297,366 298,588
2,670,869
a a a a a a
b
Insurance 1.7%
Acrisure LLC, First Lien, CME Term Loan, B6, 6.916%, (1-month
SOFR + 3%), 11/06/30 .............................. United States 1,485,028 1,486,112
Alliant Holdings Intermediate LLC, First Lien, Initial CME Term
Loan, 6.416%, (1-month SOFR + 2.5%), 9/19/31 .......... United States 2,716,331 2,720,161
HUB International Ltd., First Lien, 2025 Incremental CME Term
Loan, 6.12%, (3-month SOFR + 2.25%), 6/20/30 .......... United States 1,360,723 1,367,384
OneDigital Borrower LLC, First Lien, 2025 Refinancing CME Term
Loan, 6.965%, (1-month SOFR + 3%), 7/02/31 ............ United States 135,037 135,264
5,708,921
a a a a a a
b
IT Services 2.7%
Ahead DB Holdings LLC, First Lien, CME Term Loan, B3, 7.002%,
(3-month SOFR + 3%), 2/03/31 ....................... United States 2,695,476 2,685,934
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B,
7.006%, (1-month SOFR + 3%), 6/27/31 ................ United States 570,688 571,047
Genuine Financial Holdings LLC, First Lien, 2025 Replacement
CME Term Loan, 7.166%, (1-month SOFR + 3.25%), 9/27/30 . United States 1,481,250 1,289,895
MH Sub I LLC (Micro Holding Corp.), First Lien, CME Term Loan,
8.252%, (3-month SOFR + 4.25%), 5/03/28 .............. United States 1,634,622 1,481,932
MH Sub I LLC, First Lien, 2024 December New CME Term Loan,
8.166%, (1-month SOFR + 4.25%), 12/31/31 ............. United States 1,106,382 904,468
Tempo Acquisition LLC, First Lien, Seventh Incremental CME
Term Loan, 5.666%, (1-month SOFR + 1.75%), 8/31/28 ..... United States 1,089,212 1,057,505
Tenable, Inc., First Lien, Initial CME Term Loan, 6.78%, (1-month
SOFR + 2.75%), 7/07/28 ............................ United States 481,250 483,959
8,474,740
a a a a a a
b
Leisure Products 2.2%
Fender Musical Instruments Corp., First Lien, Initial CME Term
Loan, 8.016%, (1-month SOFR + 4%), 12/01/28 ........... United States 1,857,909 1,691,282
GBT US III LLC, First Lien, CME Term Loan, B1, 6.358%,
(3-month SOFR + 2.5%), 7/25/31 ...................... United States 992,500 995,180
Horizon US Finco LP, First Lien, CME Term Loan, B, 8.198%,
(6-month SOFR + 4.5%), 10/31/31 ..................... United States 1,783,544 1,713,691
Motion Finco SARL, First Lien, CME Term Loan, B3, 7.502%,
(3-month SOFR + 3.5%), 11/13/29 ..................... Luxembourg 1,970,187 1,704,212
Topgolf Callaway Brands Corp., First Lien, Initial CME Term Loan,
6.965%, (1-month SOFR + 3%), 3/18/30 ................ United States 1,168,750 1,172,075
7,276,440
a a a a a a

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
b
Machinery 1.0%
CPM Holdings, Inc., First Lien, Initial CME Term Loan, 8.484%,
(1-month SOFR + 4.5%), 9/28/28 ...................... United States 1,336,348 $ 1,332,178
Pro Mach Group, Inc., First Lien, Amendment No. 6 CME Term
Loan, 6.666%, (1-month SOFR + 2.75%), 10/18/32 ........ United States 972,858 978,661
Terex Corp., First Lien, 2025 Refinancing CME Term Loan,
5.666%, (1-month SOFR + 1.75%), 10/08/31 ............. United States 918,467 923,147
3,233,986
a a a a a a
Media 2.6%
b
Advantage Sales & Marketing, Inc., First Lien, CME Term Loan,
B1, 8.446%, (3-month SOFR + 4.25%), 10/28/27 .......... United States 576,554 499,440
b
Cengage Learning, Inc., First Lien, 2024 Refinancing CME Term
Loan, 7.416%, (1-month SOFR + 3.5%), 3/24/31 .......... United States 1,678,814 1,670,034
b
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 8.03%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 722,888 725,338
b
Cogeco Financing 2 LP, First Lien, CME Term Loan, B, 6.53%,
(1-month SOFR + 2.5%), 9/01/28 ...................... United States 1,716,338 1,662,822
b
CSC Holdings LLC, First Lien, Term Loan, B5, 8.75%, (PRIME +
1.5%), 4/15/27 .................................... United States 1,220,855 1,089,998
b
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.352%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 730,393 732,467
b
Outfront Media Capital LLC, First Lien, CME Term Loan, 5.951%,
(1-month SOFR + 2%), 9/24/32 ....................... United States 1,200,000 1,202,400
Virgin Media Bristol LLC, First Lien, Term Loan, Y3, 7.577%,
3/31/31 ......................................... United States 1,000,000 983,125
8,565,624
a a a a a a
b
Metals & Mining 0.9%
AMG Critical Materials NV, First Lien, Initial CME Term Loan,
7.53%, (1-month SOFR + 3.5%), 11/30/28 ............... Netherlands 492,327 494,070
Arsenal AIC Parent LLC, First Lien, 2025 Refinancing CME Term
Loan, B, 6.666%, (1-month SOFR + 2.75%), 8/19/30 ....... United States 574,310 576,375
TMS International Corp., First Lien, New CME Term Loan, B7,
7.36%, (1-month SOFR + 3.5%; 3-month SOFR + 3.5%),
3/04/30 ......................................... United States 1,466,521 1,470,187
2,540,632
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.1%
b
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial
CME Term Loan, 7.209%, (1-month SOFR + 3.25%), 6/13/30 . United States 437,903 440,572
b
Oil, Gas & Consumable Fuels 2.5%
BCP Renaissance Parent LLC, First Lien, Initial CME Term Loan,
B6, 6.502%, (3-month SOFR + 2.5%), 10/31/28 ........... United States 1,526,831 1,534,465
Buckeye Partners LP, First Lien, 2025 CME Term Loan, B7,
5.666%, (1-month SOFR + 1.75%), 11/22/32 ............. United States 995,816 999,675
CQP Holdco LP, First Lien, Initial CME Term Loan, 6.002%,
(3-month SOFR + 2%), 12/31/30 ...................... United States 1,726,581 1,733,349
GIP Pilot Acquisition Partners LP, First Lien, Initial CME Term
Loan, 5.935%, (3-month SOFR + 2%), 10/04/30 ........... United States 1,217,735 1,221,181
Hilcorp Energy I LP, First Lien, Initial CME Term Loan, 5.959%,
(1-month SOFR + 2%), 2/06/30 ....................... United States 682,285 683,991
Oryx Midstream Services Permian Basin LLC, First Lien, Initial
CME Term Loan, 6.166%, (1-month SOFR + 2.25%), 10/05/28 United States 1,897,589 1,906,432
8,079,093
a a a a a a

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Paper & Forest Products 0.6%
b
Magnera Corp., First Lien, CME Term Loan, 8.072%, (3-month
SOFR + 4.25%), 11/04/31 ........................... United States 1,862,611 $ 1,832,344
b
Passenger Airlines 1.8%
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 6.134%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 1,484,291 1,485,449
American Airlines, Inc., First Lien, Initial CME Term Loan, 6.258%,
(6-month SOFR + 2.25%), 6/04/29 ..................... United States 2,913,571 2,913,338
WestJet Loyalty LP, First Lien, Initial CME Term Loan, 7.252%,
(3-month SOFR + 3.25%), 2/14/31 ..................... Canada 1,379,000 1,386,019
5,784,806
a a a a a a
Personal Care Products 0.5%
b
OPAL US LLC, First Lien, CME Term Loan, B4, 6.902%, (3-month
SOFR + 3%), 4/28/32 ............................... United States 1,500,000 1,511,723
b
Pharmaceuticals 1.1%
Grifols Worldwide Operations USA, Inc., First Lien, CME Term
Loan, B, 5.822%, (3-month SOFR + 2%), 11/15/27 ......... Spain 1,414,912 1,416,235
Jazz Financing Lux SARL, First Lien, Dollar CME Term Loan, B2,
6.166%, (1-month SOFR + 2.25%), 5/05/28 .............. United States 2,556 2,569
Organon & Co., First Lien, 2024 Refinancing Dollar CME Term
Loan, 6.166%, (1-month SOFR + 2.25%), 5/19/31 ......... United States 1,079,750 1,043,308
Perrigo Investments LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 5.916%, (1-month SOFR + 2%), 4/20/29 .......... United States 694,455 697,636
Southern Veterinary Partners LLC, First Lien, 2025 New CME
Term Loan, 6.365%, (3-month SOFR + 2.5%), 12/04/31 ..... United States 687,931 687,786
3,847,534
a a a a a a
b
Professional Services 1.0%
Creative Artists Agency LLC, First Lien, CME Term Loan, 6.416%,
(1-month SOFR + 2.5%), 10/01/31 ..................... United States 498,747 500,261
Grant Thornton Advisors LLC, First Lien, 2025 Incremental CME
Term Loan, 6.416%, (1-month SOFR + 2.5%), 6/02/31 ...... United States 1,980,062 1,980,567
c
Ingenovis Health, Inc., First Lien, Initial CME Term Loan, 8.334%,
(1-month SOFR + 4.25%), 3/06/28 ..................... United States 1,000,000 328,335
Soliant Lower Intermediate LLC, First Lien, Initial CME Term
Loan, 7.794%, (6-month SOFR + 3.75%), 7/18/31 ......... United States 479,370 406,266
3,215,429
a a a a a a
b
Real Estate Management & Development 0.3%
Cushman & Wakefield US Borrower LLC, First Lien, 2025-2 CME
Term Loan, 6.666%, (1-month SOFR + 2.75%), 1/31/30 ..... United States 339,000 340,626
Greystar Real Estate Partners LLC, First Lien, CME Term Loan,
B3, 6.322%, (3-month SOFR + 2.5%), 8/21/30 ............ United States 493,763 496,849
837,475
a a a a a a
b
Semiconductors & Semiconductor Equipment 1.5%
Altar Bidco, Inc., Second Lien, Initial CME Term Loan, 9.283%,
(12-month SOFR + 5.6%), 2/01/30 ..................... United States 2,872,500 2,738,455
Qnity Electronics, Inc., First Lien, Initial CME Term Loan, 5.698%,
(6-month SOFR + 2%), 10/29/32 ...................... United States 2,000,000 2,008,750
4,747,205
a a a a a a

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
b
Software 9.0%
Adeia, Inc., First Lien, Initial CME Term Loan, B6, 6.416%,
(1-month SOFR + 2.5%), 6/08/28 ...................... United States 1,105,719 $ 1,111,253
Boxer Parent Co., Inc., Second Lien, Initial CME Term Loan,
9.666%, (1-month SOFR + 5.75%), 7/30/32 .............. United States 2,000,000 1,931,870
Central Parent LLC, First Lien, 2024 Refinancing CME Term
Loan, 7.252%, (3-month SOFR + 3.25%), 7/06/29 ......... United States 1,972,575 1,646,479
Cloud Software Group, Inc., First Lien, Incremental CME Term
Loan, B, 7.252%, (3-month SOFR + 3.25%), 3/21/31 ....... United States 967,700 966,413
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B, 7.252%, (3-month SOFR + 3.25%), 8/16/32 ....... United States 1,186,401 1,185,167
Cloudera, Inc., Second Lien, Initial CME Term Loan, 10.065%,
(1-month SOFR + 6%), 10/10/29 ...................... United States 2,000,000 1,781,250
ConnectWise LLC, First Lien, Initial CME Term Loan, 7.763%,
(3-month SOFR + 3.5%), 9/29/28 ...................... United States 1,336,432 1,338,817
Gen Digital, Inc., First Lien, Second Amendment Incremental
CME Term Loan, B, 5.666%, (1-month SOFR + 1.75%), 4/16/32 United States 1,296,750 1,298,572
Genesys Cloud Services, Inc., First Lien, 2025 Dollar CME Term
Loan, 6.416%, (1-month SOFR + 2.5%), 1/30/32 .......... United States 2,364,259 2,332,992
IGT Holding IV AB, First Lien, CME Term Loan, B8, 6.951%,
(3-month SOFR + 3%), 9/02/31 ....................... Sweden 2,928,000 2,938,980
McAfee Corp., First Lien, CME Term Loan, B1, 6.965%, (1-month
SOFR + 3%), 3/01/29 ............................... United States 2,970,758 2,756,715
d
Physician Partners LLC, First Lien, CME Term Loan, C, PIK,
5.652%, (3-month SOFR + 1.5%), 12/31/30 .............. United States 175,093 38,958
d
Physician Partners LLC, First Lien, Initial CME Term Loan, B1,
PIK, 5.652%, (3-month SOFR + 1.5%), 12/31/29 .......... United States 173,243 82,844
Proofpoint, Inc., First Lien, CME Term Loan, 6.916%, (1-month
SOFR + 3%), 8/31/28 ............................... United States 1,945,126 1,957,283
Rocket Software, Inc., First Lien, CME Term Loan, 7.666%,
(1-month SOFR + 3.75%), 11/28/28 .................... United States 2,522,487 2,518,438
Skopima Consilio Parent LLC, First Lien, Amendment No. 5 CME
Term Loan, 7.666%, (1-month SOFR + 3.75%), 5/12/28 ..... United States 985,056 902,686
UKG, Inc., First Lien, Initial CME Term Loan, 6.338%, (3-month
SOFR + 2.5%), 2/10/31 ............................. United States 2,602,358 2,604,219
Vision Solutions, Inc., First Lien, New CME Term Loan, B,
8.102%, (3-month SOFR + 4%), 4/24/28 ................ United States 1,813,333 1,719,838
29,112,774
a a a a a a
b
Specialty Retail 6.6%
AIP RD Buyer Corp., First Lien, CME Term Loan, 7.416%,
(1-month SOFR + 3.5%), 12/23/30 ..................... United States 492,534 494,298
Evergreen Acqco 1 LP, First Lien, Initial CME Term Loan, 7.026%,
(3-month SOFR + 3%), 9/17/32 ....................... United States 1,661,337 1,668,605
Great Outdoors Group LLC, First Lien, CME Term Loan, B,
7.166%, (1-month SOFR + 3.25%), 1/23/32 .............. United States 2,867,576 2,879,190
Harbor Freight Tools USA, Inc., First Lien, Initial CME Term Loan,
6.166%, (1-month SOFR + 2.25%), 6/11/31 .............. United States 992,462 978,692
Johnstone Supply LLC, First Lien, CME Term Loan, 6.451%,
(1-month SOFR + 2.5%), 6/09/31 ...................... United States 989,994 994,449
LBM Acquisition LLC, First Lien, Amendment No. 3 Incremental
CME Term Loan, 7.81%, (1-month SOFR + 3.75%), 6/06/31 .. United States 2,718,113 2,570,030
Petco Health & Wellness Co., Inc., First Lien, Initial CME Term
Loan, 7.513%, (3-month SOFR + 3.25%), 3/03/28 ......... United States 1,876,765 1,851,222
PetSmart LLC, First Lien, Initial CME Term Loan, 7.96%, (1-month
SOFR + 4%), 8/18/32 ............................... United States 1,548,339 1,538,012

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
b
Specialty Retail (continued)
RealTruck Group, Inc., First Lien, Second Amendment
Incremental CME Term Loan, 9.03%, (1-month SOFR + 5%),
1/31/28 ......................................... United States 1,994,937 $ 1,591,790
c
Restoration Hardware, Inc., First Lien, 2022 Incremental CME
Term Loan, 7.266%, (1-month SOFR + 3.25%), 10/20/28 .... United States 2,977,021 2,918,225
Upbound Group, Inc., First Lien, 2025 CME Term Loan, 6.634%,
(3-month SOFR + 2.75%), 8/19/32 ..................... United States 1,250,000 1,254,687
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
7.215%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 2,297,815 2,307,248
21,046,448
a a a a a a
b
Textiles, Apparel & Luxury Goods 1.5%
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B1,
7.308%, (3-month SOFR + 3.25%), 9/13/32 .............. United States 101,095 101,917
Canada Goose, Inc., First Lien, 2025 Refinancing CME Term
Loan, 7.368%, (3-month SOFR + 3.5%), 8/23/32 .......... Canada 745,402 746,065
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.354%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 1,974,937 1,785,314
Hanesbrands, Inc., First Lien, CME Term Loan, B, 6.666%,
(1-month SOFR + 2.75%), 3/08/32 ..................... United States 1,247,194 1,253,430
Samsonite Group SA, First Lien, Initial Tranche CME Term Loan,
B, 5.683%, (12-month SOFR + 2%), 11/08/32 ............. United States 970,543 975,701
4,862,427
a a a a a a
b
Trading Companies & Distributors 0.6%
DXP Enterprises, Inc., First Lien, 2024 Incremental CME Term
Loan, 7.666%, (1-month SOFR + 3.75%), 10/11/30 ........ United States 1,470,150 1,481,948
QXO Building Products, Inc., First Lien, CME Term Loan, B,
c
5.683%, (12-month SOFR + 2%), 4/30/32 ................ United States 349,345 350,765
6.965%, (1-month SOFR + 3%), 4/30/32 ................ United States 119,929 120,417
1,953,130
a a a a a a
Water Utilities 0.2%
b
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan,
6.734%, (1-month SOFR + 2.75%), 10/01/32 ............. United States 497,216 499,394
b
Wireless Telecommunication Services 1.1%
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan, 8.416%, (1-month SOFR + 4.5%), 9/13/29 .......... United Kingdom 1,858,651 1,850,816
Crown Subsea Communications Holding, Inc., First Lien, 2025
CME Term Loan, 7.416%, (1-month SOFR + 3.5%), 1/30/31 .. United States 1,485,000 1,497,622
3,348,438
a a a a a a
Total Senior Floating Rate Interests (Cost $291,970,975) .......................
283,763,808
Total Long Term Investments (Cost $317,758,397) .............................
309,637,819
a

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments 5.2%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 5.2%
f,g
Putnam Short Term Investment Fund, Class P, 4.194% ....... United States 16,527,705 $ 16,527,705
Total Management Investment Companies (Cost $16,527,705) ..................
16,527,705
Total Short Term Investments (Cost $16,527,705 ) ..............................
16,527,705
a
Total Investments (Cost $334,286,102) 101.8% ................................
$326,165,524
Other Assets, less Liabilities (1.8)% .........................................
(5,527,887)
Net Assets 100.0% .........................................................
$320,637,637
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $25,874,011, representing 8.1% of net assets.
b
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
c
A portion or all of the security purchased on a delayed delivery basis.
d
Income may be received in additional securities and/or cash.
e
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
f
See Note 4 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At November 30, 2025, the Fund had the following credit default swap contracts outstanding.
See A bbreviations on page 18 .
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.45 . 5.00% Quarterly 12/20/30 14,375,000 $ 1,207,947 $ 1,147,804 $ 60,143
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $1,207,947 $1,147,804 $60,143
Total Credit Default Swap Contracts .................................... $1,207,947 $ 1,147,804 $60,143
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund

Quarterly Schedule of Investments
1. Organization
Putnam Funds Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of fourteen separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Floating Rate Income Fund
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedule of of Investments.
At November 30, 2025, unfunded commitments were as follows:
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended November
30, 2025, the Fund held investments in affiliated management investment companies as follows:
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Borrower Unfunded Commitment
Putnam Floating Rate Income Fund
Clydesdale Acquisition Holdings, Inc. $ 26,273
$ 26,273
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.194% ...... $34,157,610 $108,016,446 $(125,646,351) $— $— $16,527,705 16,527,705 $716,596
Total Affiliated Securities ... $34,157,610 $108,016,446 $(125,646,351) $— $— $16,527,705 $716,596
2. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Floating Rate Income Fund
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam Floating Rate Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ 25,874,011 $ — $ 25,874,011
Senior Floating Rate Interests ............... — 283,763,808 — 283,763,808
Short Term Investments ................... 16,527,705 — — 16,527,705
Total Investments in Securities ........... $16,527,705 $309,637,819 $— $326,165,524
Other Financial Instruments:
Swap Contracts ......................... $— $60,143 $— $60,143
Total Other Financial Instruments ......... $— $60,143 $— $60,143
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $— $129 $— $129
Total Other Financial Instruments ......... $— $129 $— $129
Cu r rency
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
Selected Portfolio
CME
Chicago Mercantile Exchange
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
5. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.